Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Liabilities and Lease Costs

	December 31, 2021	December 31, 2020
Operating lease commitments	$791.2	$927.0
Impact of discounting	(104.6)	(141.5)
Impact of changes in variable rates	30.8	44.7
Operating lease liabilities	717.4	830.2
Current portion of operating lease liabilities	(155.1)	(160.9)
Operating lease liabilities	$562.3	$669.3
Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Lease costs:
Operating lease costs	$160.2	$166.5
Variable lease adjustments	(13.7)	(12.4)

Other information:
Operating cash outflow used for operating leases	143.2	147.8
Weighted average discount rate	4.8%	4.8%
Weighted average remaining lease term	6 years	7 years

In September 2021, the Company amended an operating lease for one vessel to extend the term for an additional five years. The amendment resulted in the continuation of its treatment as an operating lease. The reassessment due to the modification resulted in an increase of $5,753,000 to lease liabilities and a corresponding increase to right-of-use assets.